SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Options granted		31,600
Stock options granted, exercise price, minimum		$ 1.32
Stock options granted, exercise price, maximum		$ 2.25
Vesting period		4 years
Weighted average fair value of options granted during period		$ 1.2	$ 1.41
Share based compensation stock options		$ 987	$ 1,633
Unrecognized estimated compensation cost		$ 2,586
Period over which compensation expense will be recognized		2 years 5 months 1 day
Sales Agreement With Leerink Partner LLC [Member]
Proceeds from issuance of common stock	$ 50,000
Ordinary shares issued		6,867,191
Issuance expenses		$ 822
Proceeds from ordinary shares in offering		$ 12,495